Cash and cash equivalents and short-term financial assets - Short-term financial assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	SFr 64,617	SFr 129,214
CHF
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	37,068	95,006
EUR
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	17,384	18,705
USD
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	SFr 10,165	SFr 15,503